Earnings per share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings Per Share
Schedule of basic and diluted earnings per share
	Consolidated Group
	2025	2024
Loss attributable to ordinary shareholders	(4,314,231)	(1,941,033)
Weighted-average number of shares at 30 June	1,640,038	1,299,299
Basic loss per share (cents)	(2.63)	(1.49)
Diluted loss per share (cents)	(2.63)	(1.49)